REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of Reimbursement Rights and Obligations

	12/31/2018	12/31/2017
Reimbursement rights
CURRENT ASSETS
CCC	454,139	2,967,693
Provision CCC - PECLD	—	(1,439,090)
Reimbursement of CDE	—	39,191
	454,139	1,567,794

NON-CURRENT ASSETS
CCC	8,827,501	9,497,829
Provision CCC - PECLD	(3,025,329)	—
Portion of gas transportation	—	(2,988,797)
	5,802,172	6,509,032
Total of reimbursement rights	6,256,311	8,076,826

Reimbursement obligations
CURRENT LEABILITIES

PROINFA	1,250,619	1,346,660
Reimbursement of CDE	—	45,882
	1,250,619	1,392,542
NON-CURRENT LEABILITIES
CCC	—	1,062,634
	—	1,062,634
Total of reimbursement obligations	1,250,619	2,455,176